Accumulated Other Comprehensive Income (Loss) - Reclassifications Out of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
BALANCE	$ (23,131)	$ (32,036)	$ (26,250)
Foreign currency translation adjustment, net of tax	9,145	5,955	(18,234)
Reclassification of a cash flow hedge into earnings, net of tax	(2,201)	(4,284)	5,188
Unrealized gain on cash flow hedges, net of tax	3,987	7,234	7,260
BALANCE	(12,200)	(23,131)	(32,036)
Foreign Currency Translation [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
BALANCE	(21,345)	(27,300)	(9,066)
Foreign currency translation adjustment, net of tax	9,145	5,955	(18,234)
BALANCE	(12,200)	(21,345)	(27,300)
Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
BALANCE	(1,786)	(4,736)	(17,184)
Reclassification of a cash flow hedge into earnings, net of tax	(2,201)	(4,284)	5,188
Unrealized gain on cash flow hedges, net of tax	3,987	7,234	7,260
BALANCE		$ (1,786)	$ (4,736)